[GRAPHIC OMITTED]

                          MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        May 1, 2006



VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R)/Sun Life Series Trust (the "Trust") (File Nos. 2-83616 and 811-3732) on behalf of:

Bond Series                                 Massachusetts Investors Trust Series
Capital Appreciation Series                 Mid Cap Growth Series
Capital Opportunities Series                Mid Cap Value Series
Core Equity Series                          Money Market Series
Emerging Growth Series                      New Discovery Series
Emerging Markets Equity Series              Research International Series
Global Governments Series                   Research Series
Global Growth Series                        Strategic Growth Series
Global Total Return Series                  Strategic Income Series
Government Securities Series                Strategic Value Series
High Yield Series                           Technology Series
International Growth Series                 Total Return Series
International Value Series                  Utilities Series
Massachusetts Investors Growth Stock Series Value Series

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 37 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 28, 2006.

         Please call the undersigned at (617) 954-4340 or William Ward at (617) 954-5169 with any questions you may have.

                                        Very truly yours,



                                        SUSAN A. PEREIRA
                                        Susan A. Pereira
                                        Vice President & Senior Counsel

SAP/bjn